Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 10,367,096	$ 1,482,475	¥ 10,562,971	¥ 12,002,323
Cost and expenses:
Cost of revenues (including share-based compensation of RMB6,307, RMB7,643 and RMB8,406 in 2023, 2024 and 2025, respectively)	(6,446,619)	(921,854)	(6,447,341)	(7,025,394)
Research and development (including share-based compensation of RMB64,561, RMB43,526 and RMB41,998 in 2023, 2024 and 2025, respectively)	(779,449)	(111,460)	(804,425)	(884,590)
Sales and marketing (including share-based compensation of RMB29,066, RMB19,520 and RMB15,874 in 2023, 2024 and 2025, respectively)	(1,368,658)	(195,715)	(1,329,780)	(1,414,949)
General and administrative (including share-based compensation of RMB167,167, RMB121,883 and RMB96,467 in 2023, 2024 and 2025, respectively)	(455,393)	(65,120)	(507,658)	(502,479)
Total cost and expenses	(9,050,119)	(1,294,149)	(9,089,204)	(9,827,412)
Other operating income	37,586	5,375	59,003	130,105
Income from operations	1,354,563	193,701	1,532,770	2,305,016
Interest income	374,466	53,548	510,964	436,253
Interest expense	(72,438)	(10,358)	(127,846)	(62,223)
Other gain or (loss), net	5,682	813	(90,509)	(26,685)
Income before income tax and share of (loss) income on equity method investments	1,662,273	237,704	1,825,379	2,652,361
Income tax expense	(842,869)	(120,529)	(845,022)	(630,023)
Income before share of (loss) income on equity method investments	819,404	117,175	980,357	2,022,338
Share of (loss) income on equity method investments	(12,879)	(1,842)	59,216	(70,643)
Net income	806,525	115,333	1,039,573	1,951,695
Less: net (loss) income attributable to non-controlling interest	2,512	359	0	(5,886)
Net income attributable to the shareholders of Hello Group Inc.	¥ 804,013	$ 114,974	¥ 1,039,573	¥ 1,957,581
Net income per share attributable to ordinary shareholders
Basic | (per share)	¥ 2.42	$ 0.35	¥ 2.81	¥ 5.18
Diluted | (per share)	¥ 2.37	$ 0.34	¥ 2.78	¥ 4.92
Weighted average shares used in calculating net income per ordinary share
Basic	332,356,281	332,356,281	369,312,997	377,639,399
Diluted	338,597,079	338,597,079	373,591,974	401,833,328